Revenue Recognition - Revenue Disaggregation (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2020	Jun. 30, 2019	Jun. 30, 2020	Jun. 30, 2019	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Disaggregation of Revenue [Line Items]
Total Revenue	$ 70,931	$ 57,390	$ 159,473	$ 125,482	$ 323,410	$ 226,277	$ 191,844
Online Gaming
Disaggregation of Revenue [Line Items]
Total Revenue	55,409	56,112	139,114	121,402	308,177
Gaming Software Member
Disaggregation of Revenue [Line Items]
Total Revenue	14,954		14,954
Other
Disaggregation of Revenue [Line Items]
Total Revenue	$ 568	$ 1,278	$ 5,405	$ 4,080	$ 15,233